Income Tax (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The deferred tax asset as of June 30, 2019 and 2018 consisted of the following:

	2019	2018
Net Operating Loss Carryforwards	$11,909,744	$11,849,081
Less Valuation Allowance	(11,909,744)	(11,849,081)
	$—	$—

Schedule of provision of Income Tax

Reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 21% for 2019 and 34% for 2018 is as follows:

	2019	2018
US federal statutory income tax rate	(21)%	(34)%
State tax – net of benefit	(7)%	(7)%
Non-deductible expenses, net of federal benefit	7%	7%
Increase in valuation allowance	21%	34%
Income tax expense	—	—